                  [KAYNE, ANDERSON RISING DIVIDENDS FUND]

                                                               February 15, 1996

Dear Shareholder:

The equity markets were very strong in the fourth quarter of 1995, as was the performance of your Fund. We are pleased to report that the Kayne, Anderson Rising Dividends Fund returned 8.80% for the quarter. This compares with the average equity Mutual Fund return of 3.06% according to Lipper Analytical Services. Since inception on May 1, 1995, the Fund has returned 20.65%, with the year end N.A.V. at $12.63, after a distribution of $.219 as of December 29, 1995.

Our outlook for 1996 is for continued positive stock and bond market results, based on the supportive underlying economic fundamentals.

There are a number of key factors to consider. First, inflation is under control and is expected to stay in a 2.5%-3.5% range. As a function of the excellent inflation outlook, the Fed can maintain an accommodative interest rate policy, allowing rates to stay in the current trading range.

Second, although corporate profit growth has slowed from a 20%-plus rate in early 1995 to under 10% at year end, we do not expect a recession in 1996. We anticipate a mid-single digit profit expansion in the first quarter of 1996 and higher earnings in general for the year as a whole.

Third, given the level of interest rates and price/earning ratios, we do not think the stock market appears overvalued.

Fourth, U.S. corporations continue to be extremely competitive with foreign entities given relatively low labor and capital costs, and the fact that we have now enjoyed a number of years of strong capital equipment investment and improved productivity.

Finally, U.S. fiscal policy continues to be very positive for financial markets and is sounder than many of our major trading partners. We are experiencing the most dramatic scaling back of the federal establishment since demobilization at the end of World War II. In the past year, federal government spending absorbed 21.6% of GDP, down from a record 24.4% in fiscal 1993. Under the Republican budget proposal it would shrink to 18.7% over seven years, and under President Clinton's recent proposal it would go to 20.1%. Another way of looking at it: over the past five years the deficit has fallen from 5% of GDP to under 2% and is headed toward zero. One might be concerned that this fiscal policy could lead to an economic slowdown, but the proposed tax cuts should be stimulative to economic growth.

To take advantage of this positive long term outlook, the Fund is basically fully invested in our Rising Dividend companies. Our stock positions are prudently diversified across industries and economic sectors. The dividends of our top ten holdings have shown a 14.7% compound annual growth rate over the past ten years. This indicates that the Board of Directors of these companies are confident in their future growth opportunities. We are anticipating that the growth in earnings and cash flow of these blue chip companies will continue at double-digit rates, and that this growth will be shared with the stockholders through increased dividends. This is an excellent time to consider adding to your Rising Dividends Fund since we believe that the type of steady growers which we own will perform very well in the moderate growth environment we envision.

We appreciate your support and confidence. Please do not hesitate to contact us with any questions or comments on the enclosed information, or if there is any other way we might be of service to you.


Respectfully,

/s/ Richard A. Kayne                               /s/ Allan M. Rudnick

Richard A. Kayne                                   Allan M. Rudnick
Chief Executive Officer                            Chief Investment Officer

--------------

The Kayne, Anderson Rising Dividends Fund seeks to provide long-term capital appreciation, with dividend income as a secondary consideration, by investing in a select list of companies with strong rising dividends, significant reinvestment of cash flow and low debt.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                  FUND          S&P 500
                                  ----          -------
                  05/01/95        10,000        10,000
                  06/30/95        10,394        10,632
                  08/31/95        10,695        11,024
                  10/31/95        11,249        11,453
                  12/31/95        12,065        12,177

                     KAYNE, ANDERSON RISING DIVIDENDS FUND

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1995
------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 96.5%                                                             Market Value
------------------------------------------------------------------------------------------------------------------
                     BASIC MATERIAL / CHEMICALS: 6.3%
       3,700         Monsanto Company..............................................................   $    453,250
      18,460         PPG Industries, Inc. .........................................................        844,545
                                                                                                      ------------
                                                                                                         1,297,795
                                                                                                      ------------
                     BASIC MATERIALS / METALS: 1.8%
       6,540         Nucor Corporation.............................................................        373,598
                                                                                                      ------------

                     CAPITAL GOODS / ELECTRICAL EQUIPMENT: 11.9%
       9,710         AMP, Inc......................................................................        372,621
       5,180         Emerson Electric Company......................................................        423,465
      13,530         General Electric Company......................................................        974,160
      10,300         W.W. Grainger Corporation.....................................................        682,375
                                                                                                      ------------
                                                                                                         2,452,621
                                                                                                      ------------
                     CONSUMER CYCLICAL / BUSINESS SERVICES: 3.2%
      10,000         Dun & Bradstreet Corporation..................................................        647,500
                                                                                                      ------------
                     CONSUMER CYCLICAL / ENTERTAINMENT & LEISURE: 3.7%
      13,060         The Walt Disney Company.......................................................        770,540
                                                                                                      ------------
                     CONSUMER CYCLICAL / PUBLISHING & BROADCASTING: 4.0%
      13,405         Gannett Company, Inc. ........................................................        822,732
                                                                                                      ------------
                     CONSUMER CYCLICAL / RETAILING: 2.6%
      23,750         Wal-Mart Stores, Inc. ........................................................        531,406
                                                                                                      ------------
                     CONSUMER STAPLES / BEVERAGES: 2.2%
       6,020         Coca-Cola Company.............................................................        446,985
                                                                                                      ------------
                     CONSUMER STAPLES / CONSUMER PRODUCTS: 3.8%
       7,730         International Flavors & Fragrances............................................        371,040
       5,000         Procter & Gamble..............................................................        415,000
                                                                                                     -------------
                                                                                                           786,040
                                                                                                     -------------

                     KAYNE, ANDERSON RISING DIVIDENDS FUND


PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1995, CONTINUED
------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------
                     CONSUMER STAPLES / FOODS: 8.4%
       5,000         Albertson's, Inc. ........................................................        $   164,375
      20,000         Sara Lee Corporation......................................................            637,500
      16,800         Sysco Corporation.........................................................            546,000
       7,450         Wm. Wrigley, Jr., Company.................................................            391,125
                                                                                                     -------------
                                                                                                         1,739,000
                                                                                                     -------------
                     ENERGY: 7.1%
       8,110         Exxon Corporation.........................................................            649,814

       3,650         Mobil Corporation.........................................................            408,800
       2,910         Royal Dutch Petroleum Company.............................................            410,674
                                                                                                     -------------
                                                                                                         1,469,288
                                                                                                     -------------
                     FINANCIAL / BANKING: 6.9%
      19,500         Banc One Corporation......................................................            736,125
       9,220         Fifth Third Bancorp.......................................................            675,365
                                                                                                     -------------
                                                                                                         1,411,490
                                                                                                     -------------
                     FINANCIAL / INSURANCE: 2.1%
         913         Cincinnati Financial Corporation..........................................             59,573
       2,450         General RE Corporation....................................................            379,750
                                                                                                     -------------
                                                                                                           439,323
                                                                                                     -------------
                     FINANCIAL SERVICES: 4.5%
       6,500         Franklin Resources, Inc...................................................            327,438
      13,460         State Street Boston Corporation...........................................            605,700
                                                                                                     -------------
                                                                                                           933,138
                                                                                                     -------------
                     HEALTH CARE / DRUG & HOSPITAL SUPPLIES: 10.1%
       9,350         Abbott Laboratories.......................................................            390,362
      10,000         Astra AB-ADR, Class A.....................................................            397,500
      10,010         Johnson & Johnson.........................................................            857,106
      18,730         Mylan Laboratories, Inc. .................................................            440,155
                                                                                                     -------------
                                                                                                         2,085,123
                                                                                                     -------------
                     MISCELLANEOUS / SPECIALTY MATERIALS: 2.6%
       8,040         Minnesota Mining & Manufacturing Company..................................            532,650
                                                                                                     -------------

                     KAYNE, ANDERSON RISING DIVIDENDS FUND

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1995, CONTINUED
------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------
                     TECHNOLOGY / COMPUTERS & OFFICE EQUIPMENT: 5.8%
       7,900         Diebold, Inc. ............................................................        $   437,462
       9,050         Hewlett-Packard Company...................................................            757,938
                                                                                                     -------------
                                                                                                         1,195,400
                                                                                                     -------------
                     TECHNOLOGY / DATA SERVICES: 9.4%
       9,960         Automatic Data Processing.................................................            739,530
       7,930         General Motors, Class E...................................................            412,360
      14,200         Reuters Holdings PLC, ADR.................................................            782,775
                                                                                                     -------------
                                                                                                         1,934,665
                                                                                                     -------------
                     TECHNOLOGY / TELECOMMUNICATIONS EQUIPMENT: 0.1%
       1,120         Ericsson (L.M.) Tel-Sp, ADR...............................................             21,840
                                                                                                     -------------

                     Total Common Stocks (cost $15,211,087)....................................         19,891,134
                                                                                                     -------------
------------------------------------------------------------------------------------------------------------------
 Principal Amount    REPURCHASE AGREEMENT:  3.3%
------------------------------------------------------------------------------------------------------------------
    $680,311         Provident Bank Repurchase Agreement, 5.25%, dated 12/29/95, due 1/2/96, collateralized by $690,000 U.S. Treasury Bills, due 3/7/96 (value of collateral is $683,533) (proceeds $680,708)
                     (cost $680,311)...........................................................            680,311
                                                                                                     -------------

                     Total Investments in Securities (cost $15,891,398+): 99.8%................         20,571,445
                     Other Assets Less Liabilities:  0.2%......................................             41,885
                                                                                                     -------------
                     TOTAL NET ASSETS: 100.0%..................................................       $ 20,613,330
                                                                                                     =============
  +Cost for federal income tax purpose is the same.

           Net unrealized appreciation consists of:
                     Gross unrealized appreciation.............................................       $  4,716,941
                     Gross unrealized depreciation.............................................            (36,894)
                                                                                                     -------------
                               Net unrealized appreciation.....................................       $  4,680,047
                                                                                                     =============


See accompanying notes to financial statements.

                      KAYNE, ANDERSON RISING DIVIDENDS FUND



STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 1995
------------------------------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (identified cost $15,891,398) (Note 2A)...............       $20,571,445
      Dividends and interest receivable.........................................................            36,493
      Prepaid expenses..........................................................................             6,209
      Deferred organization expenses (Note 2D)..................................................            30,824
                                                                                                       -----------
                  Total assets..................................................................        20,644,971
                                                                                                       -----------
LIABILITIES
      Accrued expenses..........................................................................            30,414
      Other liabilities.........................................................................             1,227
                                                                                                       -----------
            Total liabilities...................................................................            31,641
                                                                                                       -----------

NET ASSETS......................................................................................       $20,613,330
                                                                                                       ===========
      NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            ($20,613,330/1,632,694 shares outstanding;
            unlimited number of shares authorized without par value)............................       $     12.63
                                                                                                       ===========

SOURCE OF NET ASSETS
      Paid-in capital...........................................................................       $15,932,991
      Undistributed net investment income.......................................................               292
      Net unrealized appreciation on investments................................................         4,680,047
                                                                                                       -----------
            Net assets..........................................................................       $20,613,330
                                                                                                       ===========

See accompanying notes to financial statements.

                      KAYNE, ANDERSON RISING DIVIDENDS FUND


STATEMENT OF OPERATIONS - FOR THE PERIOD MAY 1, 1995* TO DECEMBER 31, 1995
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
      Income:
            Interest......................................................................             $    16,399
            Dividends.....................................................................                 256,968
                                                                                                   ---------------
                  Total income............................................................                 273,367
                                                                                                   ---------------
      Expenses:
            Advisory fees (Note 3)........................................................                  90,944
            Management fee (Note 3).......................................................                  30,224
            Custodian and accounting fees.................................................                  11,797
            Auditing fees.................................................................                   8,000
            Transfer agent fees...........................................................                   4,978
            Amortization of deferred organization expenses (Note 2D)......................                   4,774
            Reports to shareholders.......................................................                   2,006
            Trustees fees.................................................................                   2,006
            Legal fees....................................................................                   1,003
            Miscellaneous.................................................................                   3,355
                                                                                                   ---------------
                  Total expenses..........................................................                 159,087
                                                                                                   ---------------
                        NET INVESTMENT INCOME.............................................                 114,280
                                                                                                   ---------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
      Net realized gain from security transactions........................................                 232,704
      Net unrealized appreciation on investments..........................................               3,060,930
                                                                                                   ---------------
                  Net realized and unrealized gain on investments.........................               3,293,634
                                                                                                   ---------------
                        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............            $  3,407,914
                                                                                                   ===============

*Commencement of operations.


See accompanying notes to financial statements.

                      KAYNE, ANDERSON RISING DIVIDENDS FUND


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:                                                                        May 1, 1995* to
OPERATIONS                                                                                         December 31, 1995
                                                                                                   -----------------
Net investment income.......................................................................        $     114,280
Net realized gain from security transactions................................................              232,704
Net unrealized appreciation of investments..................................................            3,060,930
                                                                                                    -------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................................            3,407,914
                                                                                                    -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income ($0.074 per share)....................................................             (118,762)
Net realized gain from securities transactions ($0.145 per share)...........................             (232,704)
                                                                                                    -------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS.....................................             (351,466)
                                                                                                    -------------
CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from net change in outstanding shares (a)................           17,556,882
                                                                                                    -------------
      TOTAL INCREASE IN NET ASSETS..........................................................           20,613,330
                                                                                                    =============
NET ASSETS:

Beginning of period                                                                                           -0-
                                                                                                    -------------
END OF PERIOD (including undistributed net investment income of $292)                               $  20,613,330
                                                                                                    =============

(a) A summary of capital share transactions is as follows:

                                                                                           May 1, 1995* to
                                                                                          December 31, 1995
                                                                                     ----------------------------
                                                                                       Shares            Value
                                                                                     ---------       ------------
      Shares sold .............................................................        534,414       $  5,826,371
      Shares issued in consideration for like-kind contributions (Note 6)......      1,143,396         12,177,173
      Shares issued in reinvestment of distribution............................         27,825            351,428
      Shares redeemed..........................................................        (72,941)          (798,090)
                                                                                     ---------       ------------
      Net increase.............................................................      1,632,694       $ 17,556,882
                                                                                     =========       ============

*Commencement of operations.


See accompanying notes to financial statements.

                      KAYNE, ANDERSON RISING DIVIDENDS FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD
-------------------------------------------------------------------------------------------------
                                                                                  May 1, 1995*
                                                                                     through
                                                                                 December 31,1995
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period.......................................          $10.65
                                                                                     ------
Income from investment operations:
      Net investment income................................................             .07
      Net realized and unrealized gain on investments......................            2.13
                                                                                     ------
Total income from investment operations                                                2.20
                                                                                     ------
Less distributions:
      Dividends from net investment income.................................            (.07)
      Distributions from net capital gains.................................            (.15)
                                                                                     ------
Total distributions........................................................            (.22)
                                                                                     ------
Net asset value, end of period.............................................          $12.63
                                                                                     ======

Total return...............................................................           20.65%

Ratios/supplemental data:

Net assets, end of period (millions).......................................          $ 20.6

Ratio of expenses to average net assets....................................            1.31%+
Ratio of net investment income to average net assets.......................            0.94%+

Portfolio turnover rate....................................................              28%

*Commencement of operations.

+Annualized.




See accompanying notes to financial statements.

                      KAYNE, ANDERSON RISING DIVIDENDS FUND



NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 1995
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

      The Kayne, Anderson Rising Dividends Fund (the "Fund") is a series of shares of beneficial interest of Professionally Managed Portfolios, which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Fund's primary investment objective is long-term capital appreciation, with dividend income as a secondary objective. The Fund seeks to achieve its objectives by investing principally in equity securities, but there are no assurances that this objective will be achieved. The value of the Fund's investments will fluctuate with market conditions and an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund began operations on May 1, 1995.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation: The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sale price. Other securities are valued at the last quoted bid price. Securities for which market quotations are not readily available, if any, are valued at an independent pricing service or determined following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

      B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Securities Transactions, Dividends and Distributions: As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Deferred Organization Expenses: All of the expenses incurred by the Advisor in connection with the organization and registration of the Fund's shares will be borne by the Fund and are being amortized to expense on a straight-line basis over a period of five years.

      E. Accounting Estimates: In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions with respect to expenses that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of expenses during the period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY AND MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      For the period ended December 31, 1995, Kayne, Anderson Investment Management, L.P. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor

                      KAYNE, ANDERSON RISING DIVIDENDS FUND

--------------------------------------------------------------------------------

furnished all investment advice, office space and certain administrative services, and provides personnel as needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund.

      Southampton Investment Management Company (the "Manager") acts as the Fund's Administrative Manager under an Investment Management Agreement. The Manager prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Manager receives an annual fee equal to the greater of 0.20% of the Fund's average daily net assets or $30,000.

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Manager.

      Certain officers and Trustees of the Fund are also officers and/or directors of the Manager and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

      For the period ended December 31, 1995, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $7,802,736 and $4,988,891, respectively.

NOTE 5 - IN-KIND CONTRIBUTION TRANSACTIONS

      At the Fund's inception on May 1, 1995, certain shareholders purchased Fund shares through nontaxable in-kind contributions of securities with a market value totaling $12,177,173 (including contributed unrealized gain of $1,619,117). These securities were deemed to be in accordance with the investment objective of the Fund.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders of
      Kayne, Anderson Rising Dividends Fund and the Board of Trustees of
      Professionally Managed Portfolios

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kayne, Anderson Rising Dividends Fund (a series of Professionally Managed Portfolios) as of December 31, 1995, and the related statements of operations and changes in net assets and the financial highlights for the period from May 1, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kayne, Anderson Rising Dividends Fund as of December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the period from May 1, 1995 to December 31, 1995, in conformity with generally accepted accounting principles.

                                                TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 2, 1996

                                     ADVISOR
                   Kayne, Anderson Investment Management, L.P.
                      1800 Avenue of the Stars, Suite 1425
                          Los Angeles, California 90067
                                 (310) 556-2721

                                       -

                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                             Phoenix, Arizona 85018

                                       -

                          CUSTODIAN AND TRANSFER AGENT
                               The Provident Bank
                             One East Fourth Street
                             Cincinnati, Ohio 45202

                                       -

                                    AUDITORS
                              Tait, Weller & Baker
                              Two Penn Center Plaza
                        Philadelphia, Pennsylvania 19102

                                       -

                                  LEGAL COUNSEL
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104



                 This report is intended for shareholders of the
                  Kayne, Anderson Rising Dividends Fund and may
       not be used as sales literature unless preceded or accompanied by a current prospectus.



                  [KAYNE, ANDERSON RISING DIVIDENDS FUND LOGO]





                                 Annual Report

                               December 31, 1995